Summary Prospectus    November 1, 2009, as supplemented March 31, 2010

JPMorgan SmartRetirement 2040 FundSM

Class/Ticker:        A/SMTAX        C/SMTCX        Select/SMTSX

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information, online at www.jpmorganfunds.com/funddocuments. You can also get this information at no cost by calling 1-800-480-4111 or by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund. The Fund’s Prospectus and Statement of Additional Information, both dated November 1, 2009, as supplemented February 26, 2010, are incorporated by reference into this Summary Prospectus.

What is the goal of the Fund?

The Fund seeks high total return with a shift to current income and some capital appreciation over time as the Fund approaches and passes the target retirement date.

Fees and Expenses for Class A, Class C and Select Class Shares of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the JPMorgan SmartRetirement Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 61 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 81 of Part II of the Statement of Additional Information.

SHAREHOLDER FEES

(Fees paid directly from your investment)

	Class A	Class C	Select Class
Maximum Deferred Sales Charge (Load) when you buy Shares as a % of Offering Price	4.50%	NONE	NONE
Maximum Deferred Sales Charge (Load) as a % of Original Cost of the Shares	NONE*	1.00%	NONE

*	Except for purchases of $1 million or more. Please see “Sales Charges — Class A Shares” on page 61 of the Prospectus.

ANNUAL FUND OPERATING EXPENSES

(Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Select Class
Management Fees	NONE	NONE	NONE
Distribution (Rule 12b-1) Fees	0.25%	0.75%	NONE
Other Expenses
Shareholder Service Fees	0.25	0.25	0.25%
Remainder of Other Expenses	0.21	0.21	0.21
Total Other Expenses	0.46	0.46	0.46
Acquired Fund Fees and Expenses (Underlying Fund)	0.83	0.83	0.83
Total Annual Fund Operating Expenses	1.54	2.04	1.29
Fee Waivers and/or Expense Reimbursements[1]	(0.42)	(0.27)	(0.27)
Net Expenses[1]	1.12	1.77	1.02

1	The Fund’s adviser, administrator and distributor (the “Service Providers”) have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses (excluding Acquired Fund Fees and Expenses (Underlying Fund), dividend expenses related to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.29%, 0.94% and 0.19% of the average daily net assets of the Class A, Class C and Select Class Shares, respectively. This contract continues through 10/31/10, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the Fund’s expenses are equal to the net expenses shown in the fee table through 10/31/10 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	559	875	1,214	2,168
CLASS C SHARES ($)	280	614	1,073	2,347
SELECT CLASS SHARES ($)	104	382	682	1,533

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	559	875	1,214	2,168
CLASS C SHARES ($)	180	614	1,073	2,347
SELECT CLASS SHARES ($)	104	382	682	1,533

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover was 52% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The JPMorgan SmartRetirement 2040 FundSM is a “fund of funds” that invests in other J.P. Morgan Funds (underlying funds) including fixed income funds, high yield and emerging markets debt funds, real estate investment trust (REIT) funds, U.S. equity funds, international equity funds, and money market funds. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) uses an asset allocation strategy designed for investors expecting to retire around the year 2040 (the “target retirement date”). Generally, the Adviser will change the Fund’s asset allocation on at least an annual basis with the asset allocation becoming more conservative (i.e., more emphasis on fixed income funds and less on U.S. equity and other funds) as the Fund nears the target retirement date. The Fund is a “to” target date fund. This means that the Fund anticipates reaching a target allocation that approximates the JPMorgan SmartRetirement Income Fund by the end of the year of the target retirement date and, in any event no later than 5 years after the target retirement date. When the target asset allocation of the Fund is substantially the same as the JPMorgan SmartRetirement Income Fund, the Fund may be merged into the JPMorgan SmartRetirement Income Fund at the discretion of the Fund’s Board of Trustees. In addition to investing in J.P. Morgan Funds, the Fund may invest directly in securities and other financial instruments, including derivatives such as futures, swaps, and options to gain exposure to, or to overweight or underweight its investments among, various sectors or markets.

The Fund’s Main Investment Risks

Investment Risk. There is no guarantee that the Fund will provide sufficient retirement income to an investor.

Investments in Mutual Funds Risk. The Fund invests in other J.P. Morgan Funds as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders will indirectly bear the expenses charged by the underlying funds.

Equity Securities Risk. Certain underlying funds invest in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably.

Foreign Securities and Emerging Markets Risks. Underlying funds that invest in foreign issuers are subject to additional risks, including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in “emerging markets.”

Income Securities Risk. Certain underlying funds invest in income securities that will change in value based on changes in interest rates and are subject to the risk that a counterparty will fail to make payments when due or default. If rates rise, the value of these investments drops. Certain underlying funds invest in mortgage-related and asset-backed securities including so-called “sub-prime mortgages” that are subject to certain other risks including prepayment and call risks. Mortgage-related and asset-backed securities may: decline in value, face valuation difficulties, be more volatile and/or be illiquid.

High Yield Securities Risk. Some of the underlying funds invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments (commonly known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and potential illiquidity.

Securities of Real Estate Companies and REITs Risks. Certain underlying funds are highly concentrated in real estate securities including REITs. These securities are subject to the same risks as direct investments in real estate and mortgages.

Smaller Companies Risk. Some of the underlying funds invest in securities of smaller companies which may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies.

Derivatives Risk. The underlying funds and the Fund may use derivatives. Derivatives may be riskier than other investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the original investment. Many derivatives create leverage thereby causing the Fund or underlying fund to be more volatile than they would be if they had not used derivatives.

Direct Investment Risk. The Fund’s direct investments in securities and financial instruments are subject to additional risks specific to their structure, sector or market (e.g., futures and swaps on foreign securities are subject to foreign investment, emerging market and derivative risks; debt securities are subject to credit risk).

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2040 Index, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Index, (formerly Lehman Brothers U.S. Aggregate Index) broad-based securities market indices, and the Lipper Mixed-Asset Target 2040 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

  YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2007	4.57%
Worst Quarter	4th quarter, 2008	–19.46%

The Fund’s year-to-date total return through 9/30/09 was 26.71%.

AVERAGE ANNUAL TOTAL RETURNS

(For periods ended December 31, 2008)

	Past 1 Year	Life of Fund[1]
SELECT CLASS
Return Before Taxes	(34.72)%	(9.36)%
Return After Taxes on Distributions	(35.59)	(10.51)
Return After Taxes on Distributions and Sale of Fund Shares	(21.72)	(8.00)
CLASS A
Return Before Taxes	(37.74)	(11.15)
CLASS C
Return Before Taxes	(36.16)	(10.04)
S&P TARGET DATE 2040 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(33.84)	(8.65)
RUSSELL 3000 INDEX[2]
(Reflects No Deduction for Fees, Expenses or Taxes)	(37.31)	(10.99)
BARCLAYS CAPITAL U.S. AGGREGATE INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	5.24	6.81
LIPPER MIXED-ASSET TARGET 2040 FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(37.97)	(11.65)

After-tax returns are shown for only the Select Class Shares and not the other classes offered by this prospectus, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

1	The Fund commenced operations on 5/15/06. Performance for the benchmarks is from 5/31/06.

2	Effective March 31, 2010, the Fund’s benchmark changed from the Russell 3000 Index to the S&P Target Date 2040 Index to better reflect the Fund’s investment strategy.

Portfolio Management

JPMIM serves as investment adviser to the Fund. The primary portfolio managers for the Fund are:

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Jeffery A. Geller	2008	Managing Director
Anne Lester	Inception	Managing Director
Pat Jakobson	Inception	Managing Director
Michael Schoenhaut	Inception	Vice President

Purchase and Sale of Fund Shares

Purchase minimum

For Class A and Class C Shares
To establish an account	$500
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may redeem shares on any business day

•	Through your Financial Intermediary

•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•	By calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

SPRO-SR2040-ACS-1109-2